Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 46,517	$ 67,152
Trade and other receivables	6,344	1,412
Inventory	7,941	7,413
Prepaid expenses and deposits	1,222	1,148
Total current assets	62,024	77,125
Trade and other receivables		3,622
Property and equipment	899	788
Intangible assets	680	1,435
Right-of-use assets	818	1,116
Goodwill		2,689
Total assets	64,421	86,775
Current liabilities
Accounts payable and accrued liabilities	2,033	3,180
Deferred revenue	471	477
Long-term debt	523
Provisions	58	87
Derivative financial instrument	563	161
Lease liabilities	239	250
Income taxes payable	298
Total current liabilities	4,185	4,155
Long-term debt	6,651
Deferred revenue	764	875
Lease liabilities	817	1,127
Total liabilities	12,417	6,157
Shareholders' Equity
Share capital	205,825	219,579
Contributed surplus	18,704	16,986
Accumulated other comprehensive loss	16,837	4,746
Deficit	(189,362)	(160,693)
Total Shareholders' Equity	52,004	80,618
Total Liabilities and Shareholders' Equity	$ 64,421	$ 86,775